PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
U.S.
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	$ 466.9	$ 558.8
Prior service cost (credit)	21.0	1.5
Net amount recognized in accumulated other comprehensive loss (income)	487.9	560.3
Int'l
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	129.5	131.4
Prior service cost (credit)	2.5	2.9
Net transition obligation	0.5	0.4
Net amount recognized in accumulated other comprehensive loss (income)	132.5	134.7
U.S. Postretirement Health Benefits
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	26.6	29.9
Prior service cost (credit)	(26.2)	(43.3)
Net amount recognized in accumulated other comprehensive loss (income)	$ 0.4	$ (13.4)